UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21117

A&Q Alternative Fixed-Income Strategies Fund LLC

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Hedge Fund Solutions LLC

677 Washington Boulevard

              Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2015 to September 30, 2015

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Alternative Fixed-Income Strategies Fund LLC

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2015 to September 30, 2015

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Assets and Liabilities

(Unaudited)

September 30, 2015

ASSETS

Investments in Investment Funds, at fair value (cost $87,027,460)	$88,179,437
Cash	13,158,091
Receivable from Investment Funds	6,474,356
Other assets	18,704

Total Assets	107,830,588

LIABILITIES

Unrealized depreciation on foreign currency contracts	7,660
Investors’ redemptions payable	6,406,088
Professional fees payable	149,016
Investment Management Fee payable	128,206
Tax compliance fees payable	50,000
Management Fee payable	26,525
Administration fee payable	17,962
Custody fee payable	2,400
Other liabilities	183,141

Total Liabilities	6,970,998

Net Assets	$100,859,590

NET ASSETS

Represented by:
Paid in capital	$107,806,052
Accumulated net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions	(6,386,521)
Accumulated net investment loss	(1,704,258)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds and foreign currency contracts and translations	1,144,317

Net Assets	$100,859,590

Net asset value per Unit (based on 101,244.764 Units outstanding)	$996.20

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Operations

(Unaudited)

Period from April 1, 2015 to September 30, 2015

INVESTMENT INCOME

Other income	$193,642

Total Investment Income	193,642

EXPENSES

Investment Management Fee	810,651
Professional fees	343,138
Management Fee	167,721
Tax compliance fees	150,000
Administration fee	55,903
Directors’ fees	40,500
Loan commitment fees	31,847
Custody fee	4,780
Loan interest	3,051
Printing, insurance and other expenses	51,403

Total Expenses	1,658,994

Net Investment Loss	(1,465,352)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions	488,262
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations	(191,225)

Net Realized and Unrealized Gain/(Loss) from Investments	297,037

Net Decrease in Net Assets Derived from Operations	$(1,168,315)

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statements of Changes in Net Assets

Year Ended December 31, 2014, Period from January 1, 2015 to March 31, 2015 and April 1, 2015 to September 30, 2015 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2014	$60,044	$148,420,250	$148,480,294

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(582)	(3,749,283)	(3,749,865)
Net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions	10,724	33,775,703	33,786,427
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations	(8,356)	(28,071,543)	(28,079,899)

Net Increase in Members’ Capital Derived from Operations	1,786	1,954,877	1,956,663

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	1,655,000	1,655,000
Members’ withdrawals	–	(35,293,297)	(35,293,297)

Net Decrease in Members’ Capital Derived from Capital Transactions	–	(33,638,297)	(33,638,297)

Members’ Capital at December 31, 2014	$61,830	$116,736,830	$116,798,660

Net Assets at January 1, 2015 (see Note 1)			$116,798,660

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss			(939,573)
Net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions			966,828
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations			730,624

Net Increase in Net Assets Derived from Operations			757,879

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Investors’ subscriptions of 94.790 Units			95,000
Investors’ redemptions of 3,073.085 Units			(3,093,012)

Net Decrease in Net Assets Derived from Capital Transactions			(2,998,012)

Net Assets at March 31, 2015			$114,558,527

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2014, Period from January 1, 2015 to March 31, 2015 and April 1, 2015 to September 30, 2015 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	$(1,465,352)
Net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions	488,262
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations	(191,225)

Net Decrease in Net Assets Derived from Operations	(1,168,315)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Investors’ subscriptions of 1,282.343 Units	1,290,000
Investors’ redemptions of 13,857.944 Units	(13,820,622)

Net Decrease in Net Assets Derived from Capital Transactions	(12,530,622)

Net Assets at September 30, 2015	$100,859,590

Accumulated net investment loss - March 31, 2015	$(939,573)

Accumulated net investment loss - September 30, 2015	$(1,704,258)

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Statement of Cash Flows

(Unaudited)

Period from April 1, 2015 to September 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets derived from operations	$(1,168,315)
Adjustments to reconcile net decrease in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(10,000,000)
Proceeds from disposition of investments in Investment Funds	30,039,772
Net realized (gain)/loss from investments in Investment Funds	(509,450)
Net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations	191,225
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	5,000,000
Receivable from Investment Funds	424,782
Other assets	20,373
Increase (decrease) in liabilities:
Administration fee payable	1,922
Custody fee payable	(4,000)
Investment Management Fee payable	(16,895)
Loan interest payable	(452)
Management Fee payable	(3,496)
Professional fees payable	(23,135)
Other liabilities	(11,526)

Net cash provided by operating activities	23,940,805

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from investors’ subscriptions, including change in subscriptions received in advance	325,000
Payments on investors’ redemptions, including change in investors’ redemptions payable	(10,507,549)
Proceeds from loan	2,300,000
Principal payment on loan	(4,300,000)

Net cash used in financing activities	(12,182,549)

Net increase in cash	11,758,256
Cash-beginning of period	1,399,835

Cash-end of period	$13,158,091

Supplemental disclosure of cash flow information:
Interest paid	$3,503

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual investor’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2015 to September 30, 2015	Period from January 1, 2015 to March 31,
	(Unaudited)	2015
Per Unit operating performance

Net asset value per Unit, beginning	$1,006.49	$1,000.00

Gain/(Loss) from investment operations:

Net investment income/(loss) [a]	(13.36)	(8.09)
Net realized and unrealized gain (loss) from investments	3.07	14.58

Total gain/(loss) from investment operations	(10.29)	6.49

Net asset value per Unit, ending	$996.20	$1,006.49

Per Unit operating performance is not applicable prior to the period from January 1, 2015 to March 31, 2015, in light of the change in the tax classification of the Fund effective January 1, 2015. See Note 1.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Financial Highlights (continued)

	Period from April 1, 2015 to September 30, 2015	Period from January 1, 2015 to March 31,	Years Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011	2010

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [b,c]	(2.79%) [d]	(0.81%) [e]	(2.67%)	(2.43%)	(2.25%)	(2.12%)	(2.03%)

Ratio of gross expenses to average net assets [b,c]	2.96% [d]	0.81% [e]	2.68%	2.44%	2.25%	2.13%	2.04%

Ratio of net expenses to average net assets [b,c]	2.96% [d]	0.81% [e]	2.68%	2.44%	2.25%	2.11%	2.04%

Portfolio turnover rate	9.86%	12.87%	39.75%	14.52%	37.29%	17.95%	16.23%

Total return [f]	(1.02%)	0.65%	1.16%	8.32%	7.98%	(4.05%)	8.67%

Net assets at end of period (including the Adviser)	$100,859,590	$114,558,527	$116,798,660	$148,480,294	$177,176,232	$255,054,511	$367,837,793

a	Calculated based on the average Units outstanding during the period.

b	Ratios to average net assets are calculated based on the average net asset value for the period.

c

Ratios of net investment loss and gross/net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

d	Annualized, except for other income (See Note 3b) where applicable.

e	Not annualized.

f

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales charges. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements

(Unaudited)

September 30, 2015

1.	Organization

A&Q Alternative Fixed-Income Strategies Fund LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is commonly referred to as a “fund of funds.” Its investment objective is to maximize total return over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, that have investors, other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”). The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Investment Funds that employ primarily fixed-income strategies.

Effective January 1, 2015, the Fund changed its tax classification from a partnership to a regulated investment company within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the “RIC Conversion”). In connection with the RIC Conversion, the members of the Fund collectively were issued 116,798.660 units of limited liability company interests of the Fund (the “Units”) at a net asset value (“NAV”) per Unit of $1,000, in exchange for their collective interests in the Fund as of December 31, 2014, totaling $116,798,660 in net assets. In addition, the Fund changed its fiscal year-end from December 31 to March 31 and its tax year-end from December 31 to September 30. The Fund intends to qualify, and will elect to be treated, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, UBS Hedge Fund Solutions (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

1.	Organization (continued)

The Directors have engaged UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC) (“UBS Hedge Fund Solutions”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Units may be purchased as of the first business day of each month at the Fund’s then current NAV per Unit. The Fund from time to time may offer to repurchase Units pursuant to written tenders by investors. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Units from investors as of the end of each calendar quarter. During the period from April 1, 2015 to September 30, 2015, 13,857.944 Units were repurchased.

2.	New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for fiscal years beginning after December 15, 2015 and for interim periods within those fiscal years. Early adoption is permitted. The adoption of ASU 2015-07 is currently being assessed by the Adviser of the Fund.

3.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses NAV as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem in full within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV to be Level 2.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2015. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

unfunded capital commitments as of September 30, 2015. The Fund used the following categories to classify its Investment Funds:

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of September 30, 2015, the Investment Funds in the credit/income strategy had $29,762,631 subject to investor level gates and lock ups. The Investment Funds in the credit/income strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **	Percentage with side pockets ***
Credit/Income	60 – 93 days	50%	0.3%
*

These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period. These amounts exclude side pockets and liquidating trusts.

**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.
***	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of September 30, 2015, no Investment Funds in the other strategy were subject to investor level gates or lock ups. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets or in liquidation *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2015, the Investment Funds in the relative value strategy had $9,568,481 subject to investor level gates and lock ups. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gate**
Relative Value	30 – 90 days	63%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 2 - 4 periods.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of September 30, 2015, no Investment Funds in the trading strategy were subject to investor level gates or lock ups. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gate
Trading	3 – 60 days	N/A
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser has adopted procedures pursuant to Accounting Standards Codification 820, Fair Value Measurements in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s net assets at September 30, 2015.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

b.	Investment Transactions and Income Recognition (continued)

In 2008, the Fund’s former investment adviser, UBS Fund Advisor LLC, inaccurately allocated the costs of the insurance premiums (the “premiums”) to the Fund. In analyzing the premiums for 2015, the Adviser concluded that the costs should have been allocated to both the Fund and the Adviser in proportions agreed to by both parties. The Board and the Adviser agreed that the Fund should be repaid for the Adviser’s share of the premiums during the period from 2008-2014, with interest. Included in other income is $193,642 from the repayment of this portion of the premiums and interest by the Adviser. See Note 4 for additional related party transactions.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to investors; and other types of expenses approved by the Directors. Expenses are recorded on the accrual basis.

d.	Income Taxes

For periods prior to January 1, 2015, the Fund, as a limited liability company, was classified as a partnership for federal tax purposes. Accordingly, no provision for federal income taxes was required.

Effective January 1, 2015, the Fund elected to be treated as a corporation for federal income tax purposes, and it further intends to elect to be treated, and expects each year to qualify, as a RIC under Subchapter M of the Code. For each taxable year that the Fund so qualifies, the Fund will not be subject to federal income tax on that part of its taxable income that it distributes to its investors. Taxable income consists generally of net investment income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains, resulting in no provision requirements for federal income or excise taxes. The Fund has a September 30 tax year-end.

The Fund will file U.S. federal income and applicable state tax returns. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years are subject to examination by the Internal Revenue Service and state departments of revenue.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended September 30, 2015, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized loss from investments and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2015. Such permanent reclassifications are attributable to differences between book and tax reporting of the Fund’s investments which do not affect net assets or NAV per Share values.

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid in Capital
$700,667	$(7,841,611)	$7,140,944

The tax basis of distributable earnings as of September 30, 2015 shown below represents future distribution requirements that the Fund must satisfy under the income tax regulations.

Undistributed Ordinary Income	Undistributed Capital Gains	Qualified Late Year Loss Deferrals*	Net Unrealized Appreciation/ (Depreciation)
$ —	$3,449,829	$(1,608,488)	$(8,787,803)

*

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended September 30, 2015, the Fund incurred a late year ordinary loss of $1,608,488 which it will elect to defer to the tax year ended September 30, 2016.

The federal tax cost of investments is adjusted for taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments at September 30, 2015 is $96,967,240. Investment net tax basis unrealized depreciation was $8,787,803, consisting of $5,895,963 unrealized appreciation and $14,683,766 unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments, in comparison with the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2015, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

3.	Significant Accounting Policies (continued)

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

4.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s net assets.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date.

The Management Fee and Investment Management Fee are computed as of the start of business on the last business day of the period to which each Management Fee and Investment Management Fee relates, after adjustment for any Unit purchases effective on such date, and will be payable in arrears. A portion of the Investment Management Fee and the Management Fee is paid by UBS Hedge Fund Solutions to its affiliates.

Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

4.	Related Party Transactions (continued)

annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS Hedge Fund Solutions. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), as Fund administrator, performs certain additional administrative, accounting, record keeping, tax and investor services for the Fund. BNY Mellon receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

6.	Unit Capital and NAV

The Fund is authorized to issue an unlimited number of Units. The Fund has registered $821,751,879 of Units for sale under its Registration Statement (File No. 333-194092). The Units are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Units, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Units or servicing of investors.

Capital unit transactions for outstanding Units in the Fund for the six month period ended September 30, 2015 are summarized as follows:

Outstanding Units April 1, 2015	Subscriptions	Redemptions	Outstanding Units September 30, 2015	NAV Per Unit
113,820.365	1,282.343	(13,857.944)	101,244.764	$996.20

7.	Loan Payable

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a secured Credit Agreement dated as of November 1, 2010, as amended, supplemented or otherwise

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

7.	Loan Payable (continued)

modified from time to time, which will terminate on August 30, 2016 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $16,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate per annum for each day equal to 1.5% plus the higher of the Overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a commitment fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

For the six month period ended September 30, 2015, the Fund’s average interest rate paid on borrowings was 1.63% per annum and the annualized average borrowings outstanding was $186,667. The Fund did not have any borrowings outstanding at September 30, 2015. Interest expense for the six month period ended September 30, 2015 was $3,051, of which none was payable at September 30, 2015.

8.	Investments

As of September 30, 2015, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2015 amounted to $10,000,000 and $30,039,772, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.90% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 0.00% to 20.00% of net profits earned which excludes Highland Credit Strategies Fund, Ltd. that no longer charges management or incentive fees. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

9.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

9.	Financial Instruments with Off-Balance Sheet Risk (continued)

The Fund may enter into a forward foreign currency exchange contract for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund entered into a forward foreign currency exchange contract to hedge against a Euro denominated Investment Fund. The Fund enters into these contracts from time to time to mitigate the foreign currency risks associated with these types of investments.

The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity’s financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity’s associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

The net realized loss and net change in unrealized depreciation on forward foreign currency exchange contracts for the six month period ended September 30, 2015 are $(21,188) and $(6,562), respectively, and are included in the net realized gain/(loss) from investments in Investment Funds and foreign currency contracts and transactions and net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations, respectively, on the Statement of Operations.

10.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

11.	Subsequent Events

Subsequent to September 30, 2015, the Fund paid investors’ redemptions payable of $6,406,088 on October 28, 2015.

A&Q Alternative Fixed-Income Strategies Fund LLC

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2015

11.	Subsequent Events (continued)

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

400 Capital Credit Opportunities Fund, L.P.	Global	$5,000,000	$5,095,350	$—	$—	$5,095,350	5.05%	1/1/2015	Quarterly	9/30/2015	(b)	$1,273,838
Aeolus Property Catastrophe Fund II, L.P.	Global	5,300,060	5,878,671	—	—	5,878,671	5.83	6/1/2013	Semi-annual	1/31/2016		(c)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	5,000,000	4,883,682	—	—	4,883,682	4.84	7/1/2015	Quarterly	6/30/2016	(b)	$1,220,921
Bybrook Capital Fund Ltd.	Europe including UK	5,000,000	5,047,486	—	—	5,047,486	5.01	4/1/2015	Quarterly	3/31/2016	(b)	$1,261,872
Caspian Select Credit International, Ltd.	US/Canada	5,500,000	5,258,799	—	—	5,258,799	5.21	3/1/2015	Quarterly	3/31/2016	(b)	$1,314,700
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	3,407,418	3,598,643	—	—	3,598,643	3.57	1/1/2015	Quarterly	9/30/2015	(b)	$3,598,643
GCA Credit Opportunity Fund, L.L.C.	US/Canada	3,929,042	4,841,299	—	4,841,299	—	4.80	2/1/2011	Quarterly	9/30/2015		$4,841,299
Kildonan Castle Global Credit Opportunity Fund, LLC	Global	6,121,332	5,702,088	—	5,702,088	—	5.65	8/1/2014	Quarterly	9/30/2015		$5,702,088
Monarch Debt Recovery Fund, Ltd.	US/Canada	6,496,565	6,570,601	—	—	6,570,601	6.52	1/1/2015	Anniversary	12/31/2015		$6,570,601
Redwood Domestic Fund, L.P. (Basic Capital)	Global	275,050	650,049	—	—	650,049	0.65	10/1/2008	Every 24 months	9/30/2016		$650,049
Redwood Domestic Fund, L.P. (Special Investment)	Global	57,343	135,489	—	—	135,489	0.13	10/1/2008	N/A	N/A	(d)	N/A

Credit/Income Subtotal		46,086,810	47,662,157	—	10,543,387	37,118,770	47.26

Other

Cyrus Opportunities Fund II, L.P. (Special Investment)	US/Canada	456,428	82,652	—	—	82,652	0.08	8/1/2002	N/A	N/A	(d)	N/A
European Special Opportunities Fund II, Ltd., Class B	Europe including UK	1,967,854	1,077,704	—	—	1,077,704	1.07	2/1/2008	N/A	N/A	(d)	N/A
Harbinger Capital Partners Fund I, L.P., Class L	US/Canada	21,007	98,174	—	—	98,174	0.10	8/1/2006	N/A	N/A	(d)	N/A
Harbinger Capital Partners Special Situations Fund, L.P.	US/Canada	2,975,112	1,887,371	—	—	1,887,371	1.87	8/1/2006	N/A	N/A	(d)	N/A
Harbinger Class PE Holdings (US) Trust	US/Canada	1,783,040	757,117	—	—	757,117	0.75	8/1/2002	N/A	N/A	(d)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	1,025,286	3,491,242	—	—	3,491,242	3.46	4/1/2006	N/A	N/A	(d)	N/A
Indus Structured Finance Fund, Ltd.	US/Canada	1,247,699	943,168	—	—	943,168	0.93	1/1/2015	N/A	N/A	(d)	N/A
Marathon Special Opportunity Fund, L.P.	Global	1,793,730	1,589,414	—	—	1,589,414	1.58	10/1/2002	N/A	N/A	(d)	N/A
Marathon Structured Finance Fund, L.P.	US/Canada	8,734	21,860	—	—	21,860	0.02	11/1/2004	N/A	N/A	(d)	N/A
Marathon Structured Finance Liquidating Fund, L.P.	US/Canada	27,338	49,466	—	—	49,466	0.05	11/1/2004	N/A	N/A	(d)	N/A

Other Subtotal		11,306,228	9,998,168	—	—	9,998,168	9.91

The preceding notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Relative Value

Black River Fixed Income Relative Value Opportunity Fund, Ltd.	Global	$5,000,000	$4,988,544	$—	$—	$4,988,544	4.95%	1/1/2015	Quarterly	9/30/2015	(e)	$2,494,272
Providence MBS Fund, L.P.	US/Canada	5,759,290	5,586,530	—	5,586,530	—	5.54	2/1/2012	Quarterly	9/30/2015		$5,586,530
Symmetry International Fund, Ltd.	US/Japan/ Europe	4,000,000	4,579,937	—	—	4,579,937	4.54	10/1/2014	Quarterly	9/30/2015	(b)	$1,144,984

Relative Value Subtotal		14,759,290	15,155,011	—	5,586,530	9,568,481	15.03

Trading

Field Street Global Investments US, L.P.	Global	5,000,000	5,383,351	—	5,383,351	—	5.34	1/1/2015	Quarterly	12/31/2015		$5,383,351
Graticule Asia Macro Fund, Ltd (formerly Fortress Asia Macro Fund, Ltd.)	Developed Asia including Japan	4,722,978	4,826,408	—	4,826,408	—	4.78	1/1/2015	Quarterly	9/30/2015		$4,826,408
Western Asset Macro Opportunities Direct Feeder Fund (Offshore), Ltd.	Global	5,152,154	5,154,342	—	5,154,342	—	5.11	1/1/2015	Daily	9/30/2015		$5,154,342

Trading Subtotal		14,875,132	15,364,101	—	15,364,101	—	15.23

Total Investment Funds		$87,027,460	$88,179,437	$—	$31,494,018	$56,685,419	87.43%

Forward Contract		Cost	Unrealized Gain/(Loss) Total	Unrealized Gain/(Loss) Level 1	Unrealized Gain/(Loss) Level 2	Unrealized Gain/(Loss) Level 3	% of Net Assets

Euro Foreign Currency Forward Contract (f)		$—	$(7,660)	$—	$(7,660)	$—	(0.01) %

Total forward contracts		$—	$(7,660)	$—	$(7,660)	$—	(0.01) %

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.
(d)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)	The Investment Fund is subject to an investor level gate of 50%.
(f)	The Fund entered into a foreign currency forward contract with Morgan Stanley & Co. Incorporated to buy €981,000 for $1,097,101 for delivery on December 31, 2015, with a fair value of $(7,660) at the measurement date.

Complete information about the Investment Funds’ underlying investments is not readily available.

The preceding notes are an integral part of these financial statements.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2015

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2015 is $8,511,737 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2015	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3**	Balance as of September 30, 2015

Credit/Income	$41,955,586	$325,816	$99,563	$10,000,000	$(9,560,107)	$–	$(5,702,088)	$37,118,770
Other	11,433,257	(213,758)	(467,207)	–	(754,124)	–	–	9,998,168
Relative Value*	9,357,080	(9,464)	211,401	–	9,464	–	–	9,568,481
Trading*	10,169,552	(33,583)	213,799	–	(4,966,417)	–	(5,383,351)	–

Total	$72,915,475	$69,011	$57,556	$10,000,000	$(15,271,184)	$–	$(11,085,439)	$56,685,419

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2015 is $(201,496) and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations on the Statement of Operations.

*

The beginning balances for Relative Value and Trading have been updated from their March 31, 2015 balances due to the reclassification of categories of Investment Funds from Relative Value to Trading in the amount of $5,319,303. The change was effective on April 1, 2015.

**

The transfers out of Level 3 investments in the amount of $11,085,439 are due to the expiration of a lock on the ability to redeem the investments within 90 days without incurring an early redemption penalty.

The preceding notes are an integral part of these financial statements.

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC (UNAUDITED)

The Directors, including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Management Agreement (the “Management Agreement”) at a meeting on September 24, 2015. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Management Agreement. The Directors reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Fund.

The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Directors recognized that the Comparable Funds are structured as private funds and are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Directors recognized that, while the Fund’s year-to-date performance for the period ended June 30, 2015 lagged the median performance of the Comparable Funds, the Fund’s 2014 performance and its performance for the three- and five-year periods ended June 30, 2015 exceeded the performance of the Barclays Capital Global Aggregated Bond Index. They also noted that the Fund’s 2014 performance exceeded the performance of the HFRI ED: Distressed/Restructuring Index. The Directors recognized that the Fund’s investment program is unique among its peers, as it focuses on macro fixed-income positions.

The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Directors showed that, while the Fund’s management fee was above the median management fee of the Comparable Funds, the Fund did not charge an incentive fee. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Directors noted that, while the Fund’s management fee was above the standard management fee charged to the Adviser’s retail clients and non-retail clients, the Fund did not charge an incentive fee, unlike the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Directors felt that the combination of the management fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Management Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale.

The Directors determined that the fees under the Management Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Management Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Alternative Fixed-Income Strategies Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	12/4/15

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	12/4/15

*	Print the name and title of each signing officer under his or her signature.